Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income And Expense [Abstract]
Contingent consideration	$ 3	$ 8	$ 0
Rental Income	3	3	3
Insurance and energy tax refunds	3	2	15
Capital gain and profit from divestment	2	1	31
Employees benefits	2	0	0
Other	8	8	5
Other income recorded in the income statements	21	22	54
Provision for site closure, restoration costs and efficiency plan	24	45	6
Doubtful debts	14	2	1
Financial instrument at fair value	9	65	0
Provision for legal claims	4	1	17
Other	9	15	6
Other expenses recorded in the income statements	$ 60	$ 128	$ 30